Share-Based Payment - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Equity-Based Compensation Expense [Abstract]
Cost of revenues		$ 35	$ 206
Research and development expenses	(11)	3,010	603
Sales and marketing expenses	(32)	211	1,504
General and administrative expenses	2,113	3,859	8,203
Total share-based payment	$ 2,070	$ 7,115	$ 10,516